ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Schedule of Subsidiaries

Subsidiaries	Date of Incorporation /Acquisition	Place of Incorporation	Percentage of ownership

JinkoSolar Technology Limited ("Paker")	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. ("Jiangxi Jinko")	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

JinkoSolar International Limited ("JinkoSolar International")	November 25, 2009	Hong Kong	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH ("Jinko GmbH")	April 1, 2010	Germany	100%

Zhejiang Jinko Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG("Jinko Switzerland")	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.("Jinko US Holding")	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. ("Jinko Italy")	July 8, 2011	Italy	100%

Shangrao Jinko PV Technology Engineering Co., Ltd. ("Jinko Tech")	July 28, 2011	PRC	100%

JinkoSolar SAS ("Jinko France")	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd ("Jinko Canada")	November 18, 2011	Canada	100%

Delingha Ruiqida Solar Power Co., Ltd. ("Delingha Solar Power")	December 6, 2011	PRC	88.70%

Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia")	December 7, 2011	Australia	100%

Wide Wealth Group Holding Limited ("Wide Wealth")	June 11, 2012	Hong Kong	100%

Haining JinkoSolar Investment Co., Ltd ("Haining Investment")*	September 14, 2012	PRC	100%

Canton Best Limited ("Canton Best")	September 16, 2013	BVI	100%

JinkoSolar Power Engineering Group Limited ("Power Engineering")	November 12, 2013	Cayman	100%

* Haining Investment is the holding company of a number of power plant project companies established in various locations in China.